EMPLOYEE BENEFIT PLANS - Forecast and average duration of payments of obligations (Details) - Defined benefit plan - Medical assistance and life insurance R$ in Thousands	Dec. 31, 2021 BRL (R$)
2022
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	R$ 38,830
2023
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	41,550
2024
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	44,373
2025
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	47,191
2026
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	50,125
Up to 2027
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	R$ 294,479